Fair Value - Aggregate Fair Value, Contractual Balance (Including Accrued Interest) and Gain Or Loss (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Aggregate fair value	$ 623	$ 1,210
Contractual balance	595	1,196
Gain	$ 28	$ 14